Post-employment benefits - Summary of Defined Benefit Plans Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Defined Benefit Plans [Line Items]
Cash	$ 0	$ 465
Insurance policies	24,267	18,895
Fair value of plan assets	24,267	19,360
French plan
Disclosure Of Defined Benefit Plans [Line Items]
Fair value of plan assets	0	0
Swiss plan
Disclosure Of Defined Benefit Plans [Line Items]
Fair value of plan assets	$ 24,267	$ 19,360